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[Janus Letterhead]

November 24, 2009

EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

Re:  JANUS INVESTMENT FUND (the "Registrant")
     1933 Act File No. 002-34393
     1940 Act File No. 811-1879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 127 and Amendment No. 110 under the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended (the "1940 Act"), respectively, to the Registrant's Registration Statement on Form N-1A (the "Post-Effective Amendment") which is being filed pursuant to Rule 485(a)(2) under the 1933 Act. The Post-Effective Amendment is being filed primarily: (1) to establish a new share class, Class D Shares, solely for certain existing shareholders of Class J Shares who hold accounts directly with certain series of the Registrant; (2) to rename Class J Shares in certain series of the Registrant to Class T Shares; and (3) to conform the Registrant's prospectuses and statements of additional information ("SAIs") to the currently effective presentation requirements of Form N-1A.

The Post-Effective Amendment is comprised of the following prospectuses and
SAIs:

     -    INTECH Risk-Managed Funds - Prospectuses (5)

               -    Class A Shares and Class C Shares

               -    Class D Shares

               -    Class I Shares

               -    Class S Shares

               -    Class T Shares

     -    Janus Alternative Funds - Prospectus (1)

               -    Class D Shares

     -    Janus Bond Funds - Prospectuses (4)

               -    Class A Shares and Class C Shares

               -    Class I Shares

               -    Class R Shares

               -    Class S Shares

     -    Janus Bond and Money Market Funds - Prospectuses (2)

               -    Class D Shares

               -    Class T Shares

     -    Janus Growth & Core Funds - Prospectuses (6)

               -    Class A Shares and Class C Shares

               -    Class D Shares

               -    Class I Shares

               -    Class R Shares

               -    Class S Shares

               -    Class T Shares

     -    Janus International & Global Funds - Prospectuses (6)

               -    Class A Shares and Class C Shares

               -    Class D Shares

               -    Class I Shares

               -    Class R Shares

               -    Class S Shares


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               -    Class T Shares

     -    Janus Value Funds - Prospectuses (7)

               -    Class A Shares and Class C Shares

               -    Class D Shares

               -    Class I Shares

               -    Class L Shares

               -    Class R Shares

               -    Class S Shares

               -    Class T Shares

     -    Janus Smart Portfolios - Prospectuses (5)

               -    Class A Shares and Class C Shares

               -    Class D Shares

               -    Class I Shares

               -    Class S Shares

               -    Class T Shares

     -    Janus Combined Funds - SAI (2)

               - Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares (6/30 fiscal year end)

               - Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares (9/30 fiscal year end)

     -    Janus Money Market Funds - SAI (1)

               -    Class D Shares and Class T Shares

     -    Janus Smart Portfolios - SAI (1)

               - Class A Shares, Class C Shares, Class D Shares, Class I Shares, Class S Shares, and Class T Shares

     -    Perkins Value Funds - SAI (1)

               -    Class L Shares

For your convenience, the Registrant has marked all changes to the individual prospectuses and SAIs comprising the Post-Effective Amendment. The changes are marked as follows:

     - All Class A Shares, Class C Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares disclosure is cumulatively marked against similar disclosure in the Class A Shares and Class C Shares, Class I Shares, Class R Shares, Class S Shares, and Class T Shares Prospectuses and SAIs dated July 2, 2009. All Class D Shares (which is a new share class) disclosure is cumulatively marked against similar disclosure in the Prospectuses and SAIs dated February 27, 2009 and, if applicable, July 2, 2009.

The Registrant requests selective review of only these revisions.

As indicated on the facing page of the Post-Effective Amendment and in accordance with Rule 485(a)(2) of the 1933 Act, the Post-Effective Amendment is scheduled to become effective on February 12, 2010.

Please call me at (303) 336-4562 with any comments, questions or if you would like any additional information.

Sincerely,


/s/  Rodney A. DeWalt

Rodney A. DeWalt
Legal Counsel

Enclosure (via EDGAR only)

cc:  Stephanie Grauerholz-Lofton, Esq.
     Larry Greene, Esq.
     Robin R. Nesbitt, Esq.
     Donna Brungardt